RELATED PARTY TRANSACTIONS (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Related Party Transactions [Abstract]
SCHEDULE OF AMOUNT DUE FROM AND DUE TO RELATED PARTIES

Amounts due from related party as of June 30, 2022 and December 31, 2021 are as follows:

		June 30, 2022	December 31, 2021
Mr. Deqin Ke	Manager of a subsidiary	$-	$26,364
		$-	$26,364

Amounts due to related parties as of June 30, 2022 and December 31, 2021 are as follows:

		June 30, 2022	December 31, 2021
Mr. Yumin Lin	President, Chief Executive Officer, Secretary, Director	$336,204	$344,218
Ms. Xiulan Zhou	Manager of a subsidiary	1,384	1,157
Mr. Huagen Li	Manager of a subsidiary	2,388	2,518
Mr. Guodong Jia	Manager of a subsidiary	1,748	944
Mr. Minghua Cheng	Former director and majority shareholder	-	157,353
Mr. Hongwei Ye	Manager of a subsidiary, Shareholder	16	17
Mr. Anping Chen	Manager of a subsidiary	1,045	6,924
Mr. Jiangwei Jia	Manager of a subsidiary	950	787
Ms. Xiuyun Wang	Manager of a subsidiary	-	6,020
Mr. Yuwen Li	Vice President	11,972	70,745
Shenzhen DaXingHuaShang Industry Development Ltd.	Mr. Yumin Lin is the supervisor of Shenzhen DaXingHuaShang Industry Development Ltd.	89,560	93,298
Mr. Deqin Ke	Manager of a subsidiary	746	-
Mr. Zhihua Liao	Manager of a subsidiary	1,249	-
Ms. Chunxiang Zhang	Manager of a subsidiary	2,239	-
Mr. Xue Meng	Manager of a subsidiary	2,564	-
Ms. Shuqin Chen	Manager of a subsidiary	2,239	-
Ms. Jinlan Liu	Mr. Minghua Cheng’s wife	37,317	-
		$491,621	$683,981

Amounts due from related parties as of December 31, 2021 and 2020 are as follows:

		2021	2020
Mr. Yumin Lin	President, Chief Executive Officer, Secretary, Director	$-	$45,662
Mr. Kaihong Lin	Chief Financial Officer and Treasurer	-	215,973
Ms. Xiulan Zhou	Manager of a subsidiary, Mr. Yumin Lin’s wife	-	360,273
Mr. Huagen Li	Manager of a subsidiary	-	123,456
Mr. Zhipeng Zuo	Manager of a subsidiary	-	133,658
Ms. Shuqin Chen	Manager of a subsidiary	-	105,784
Mr. Deqin Ke	Manager of a subsidiary	26,364	-
		$26,364	$984,806

Amounts due to related parties as of December 31, 2021 and 2020 are as follows:

		2021	2020
Mr. Yumin Lin	President, Chief Executive Officer, Secretary, Director	$344,218	$-
Ms. Xiulan Zhou	Manager of a subsidiary	1,157	-
Mr. Huagen Li	Manager of a subsidiary	2,518	-
Mr. Guodong Jia	Manager of a subsidiary	944	-
Mr. Minghua Cheng	Director and majority shareholder of the Company	157,353	-
Mr. Hongwei Ye	Manager of a subsidiary, Shareholder of the Company	17	-
Mr. Anping Chen	Manager of a subsidiary	6,924	-
Mr. Jiangwei Jia	Manager of a subsidiary	787	-
Ms. Xiuyun Wang	Manager of a subsidiary	6,020	1,483
Mr. Yuwen Li	Vice President	70,745	292,024
Shenzhen DaXingHuaShang Industry Development Ltd.	Mr. Yumin Lin is the supervisor of Shenzhen DaXingHuaShang Industry Development Ltd.	93,298	3,063
Ms. Lihua Li	Mr. Yuwen Li’s wife	-	677
Mr. Zihao Ye	Manager of a subsidiary	-	12,958
Mr. Weihua Zuo	Manager of a subsidiary	-	2,298
Mr. Deqin Ke	Manager of a subsidiary	-	9,274
Mr. Shengpin Liu	Manager of a subsidiary	-	306
Mr. Aisheng Zhang	Manager of a subsidiary	-	3,063
Mr. Zhihua Liao	Manager of a subsidiary	-	12,254
		$683,981	$337,400

SCHEDULE OF REVENUE GENERATED FROM RELATED PARTIES

Revenues generated from related parties during the six months ended June 30, 2022 and 2021 are as follows:

		For the six months ended June 30,
		2022	2021
Mr. Kaihong Lin	Chief Financial Officer and Treasurer	$652	$160
Mr. Yumin Lin	President, Chief Executive Officer, Secretary, Director	438	302
Mr. Zihao Ye	Manager of a subsidiary	262	76
Mr. Naiyong Luo	Manager of a subsidiary	-	5,742
Mr. Hongwei Ye	Manager of a subsidiary, Shareholder	-	5,933
Ms. Xiulan Zhou	Manager of a subsidiary, Mr. Yumin Lin’s wife	-	51
Dongguan City Chashan Pingfeng Cigarette and Wine Store Co., Ltd.	Mr. Taiping Deng, a manager of a subsidiary, is the controlling shareholder of Dongguan City Chashan Pingfeng Cigarette and Wine Store Co., Ltd.	-	60,762
Dongguan Zhengui Reality Co., Ltd.	Mr. Naiyong Luo, a manager of a subsidiary, is the controlling shareholder of Dongguan Zhengui Reality Co., Ltd.	-	132,334
Dongguan Huanhai Trading Co., Ltd.	Mr. Hongwei Ye, a shareholder of the Company and a manager of a subsidiary, is the controlling shareholder of Dongguan Huanhai Trading Co., Ltd.	13,553	13,805
Guangdong Yuexin Jiaotong Construction Co., Ltd.	Mr. Naiyong Luo, a manager of a subsidiary, is the controlling shareholder of Guangdong Yuexin Jiaotong Construction Co., Ltd.	7,581	98,818
Dongguan City Hualianguan Chemical Co., Ltd.	Mr. Hongwei Ye, a shareholder of the Company and a manager of a subsidiary, is the controlling shareholder of Dongguan City Hualianguan Chemical Co., Ltd.	19,009	-
Dongguan City Daying Internet Technology Co., Ltd.	Mr. Minghua Cheng, a former director and majority shareholder of the Company, is the controlling shareholder of Dongguan City Daying Internet Technology Co., Ltd.	-	57,496
Dongguan Tailai Trading Co., Ltd.	Significantly influenced by the Company	-	13,205
		$41,495	$388,684

Revenues generated from related parties during the years ended December 31, 2021 and 2020 are as follows:

		2021	2020
Mr. Yuwen Li	Vice President	$-	$627
Mr. Kaihong Lin	Chief Financial Officer and Treasurer	407	51
Mr. Yumin Lin	President, Chief Executive Officer, Secretary, Director	389	332
Ms. Xiulan Zhou	Manager of a subsidiary, Mr. Yumin Lin’s wife	63	42
Mr. Zihao Ye	Manager of a subsidiary	108	442
Mr. Naiyong Luo	Manager of a subsidiary	5,759	6,434
Mr. Hongwei Ye	Manager of a subsidiary, Shareholder of the Company	6,820	1,225
Shenzhen DaXingHuaShang Industry Development Ltd	Mr. Yumin Lin is the supervisor of Shenzhen DaXingHuaShang Industry Development Ltd.	-	1,257
Shenzhen DaXingHuaShang Supplychain Service Co., Ltd.	Subsidiary of Shenzhen DaXingHuaShang Industry Development Ltd.	-	269,552
Guangdong Shuiyijia Distribution Co., Ltd.	Ms. Lihua Li is the supervisor of this company	19,619	149
Dongguan Chashan Pingfeng Cigarate and Wine Co., Ltd.	Mr. Taiping Deng, a manager of a subsidiary, is the controlling shareholder of Dongguan ChaShan Pingfeng Cigarate and Wine Co. Ltd.	99,119	-
Dongguan Huanhai Trading Co., Ltd.	Mr. Weihong Ye, a manager of a subsidiary, is the controlling shareholder of Dongguan Huanhai Trading Co., Ltd.	104,663	45,262
Dongguan Hualian Guanhua Gong Co., Ltd.	Mr. Weihong Ye, a manager of a subsidiary, is the controlling shareholder of Dongguan Hualian Guanhua Gong Co., Ltd.	57,671	21,534
Dongguan Daying Internet Technology Co., Ltd.	Mr. Minghua Cheng, a director of the Company, is the controlling shareholder of Dongguan Daying Internet Technology Co., Ltd.	132,737	-
Dongguan Zhengui Reality Co., Ltd.	Mr. Naiyong Luo, a manager of a subsidiary, is the controlling shareholder of Dongguan Zhengui Reality Co., Ltd.	54,730	71,428
Guangdong Yuexin Jiaotong Construction Co., Ltd.	Mr. Naiyong Luo, a manager of a subsidiary, is the controlling shareholder of Guangdong Yuexin Jiaotong Construction Co., Ltd.	-	15,267
Dongguan Dalingshan Runxin Drinking Water Store	Significantly influenced by the Company	-	76,573
Dongguan Anxiang Technology Co., Ltd.	Significantly influenced by the Company	-	86,131
Guangdong Jiaduonuo Shengshi Trading Co., Ltd.	Significantly influenced by the Company	-	86,374
Dongguan Dalingshan Xinwenhua Drinking Water Store	Significantly influenced by the Company	-	87,364
Dongguan Tailai Trading Co., Ltd.	Significantly influenced by the Company	13,245	73,784
		$495,330	$843,828

SCHEDULE OF COST REVENUES FROM RELATED PARTIES

Cost of revenues from related parties during the years ended December 31, 2021 and 2020 is as follows:

		2021	2020
Dongguan Anxiang Technology Co., Ltd.	Significantly influenced by the Company	$56,598	$57,426
Guangfong Jiaduonuo Shengshi Tradong Co., Ltd.	Significantly influenced by the Company	109,936	21,641
Dongguan Baxi Food Distribution Co., Ltd.	Significantly influenced by the Company	124,896	75,274
Dongguan Dalingshan Xinwenhua Drinking Water Store	Significantly influenced by the Company	99,502	29,122
Dongguan Pengqin Drinking Water Co., Ltd.	Significantly influenced by the Company	89,475	38,116
Dongguan Tailai Trading Co., Ltd.	Significantly influenced by the Company	113,893	86,802
Dongguan Dalingshan Runxin Drinking Water Store	Significantly influenced by the Company	69,676	-
		$663,976	$308,381

SCHEDULE OF PURCHASES FROM RELATED PARTIES

Purchases from related parties during the years ended December 31, 2021 and 2020 are as follows:

		2021	2020
Dongguan Anxiang Technology Co., Ltd.	Significantly influenced by the Company	$184,099	$64,035
Guangfong Jiaduonuo Shengshi Tradong Co., Ltd.	Significantly influenced by the Company	168,066	24,774
Dongguan Baxi Food Distribution Co., Ltd.	Significantly influenced by the Company	79,685	32,425
Dongguan Dalingshan Xinwenhua Drinking Water Store	Significantly influenced by the Company	63,483	9,857
Dongguan Pengqin Drinking Water Co., Ltd.	Significantly influenced by the Company	57,086	73,843
Dongguan Tailai Trading Co., Ltd.	Significantly influenced by the Company	72,664	48,852
Dongguan Dengqinghu Drinking Water Store	Significantly influenced by the Company	9,483	12,394
Dongguan Dalingshan Runxin Drinking Water Store	Significantly influenced by the Company	44,454	25,507
		$679,020	$291,687

SCHEDULE OF COST REVENUES FROM RELATED PARTIES

Cost of revenues from related parties during the six months ended June 30, 2022 and 2021 is as follows:

		For the six months ended June 30,
		2022	2021
Dongguan Baxi Food Distribution Co., Ltd.	Significantly influenced by the Company	$15,899	$70,815
Dongguan Dalingshan Xinwenhua Drinking Water Store	Significantly influenced by the Company	43,759	24,540
Dongguan Pengqin Drinking Water Co., Ltd.	Significantly influenced by the Company	33,836	20,662
Dongguan Dengqinghu Drinking Water Co., Ltd.	Significantly influenced by the Company	1,475	7,855
Dongguan Tailai Trading Co., Ltd.	Significantly influenced by the Company	34,519	26,328
Dongguan Anxiang Technology Co., Ltd.	Significantly influenced by the Company	64,639	57,935
Guangdong Jiaduonuo Shengshi Trading Co., Ltd.	Significantly influenced by the Company	64,565	52,065
Dongguan Dalingshan Runxin Drinking Water Store	Significantly influenced by the Company	16,312	10,143
Dongguan City Yijia Trading Co., Ltd.	Mr. Yongming Li, a shareholder of the Company, is the controlling shareholder of Dongguan City Yijia Trading Co., Ltd.	111,376	-
		$386,380	$270,343

SCHEDULE OF PURCHASES FROM RELATED PARTIES

Purchases from related parties during the six months ended June 30, 2022 and 2021 are as follows:

		For the six months ended June 30,
		2022	2021
Dongguan Baxi Food Distribution Co., Ltd.	Significantly influenced by the Company	$19,406	$55,839
Dongguan Dalingshan Xinwenhua Drinking Water Store	Significantly influenced by the Company	56,842	19,131
Dongguan Pengqin Drinking Water Co., Ltd.	Significantly influenced by the Company	37,266	19,368
Dongguan Dengqinghu Drinking Water Store	Significantly influenced by the Company	1,659	8,393
Dongguan Tailai Trading Co., Ltd.	Significantly influenced by the Company	33,634	34,460
Dongguan Anxiang Technology Co., Ltd.	Significantly influenced by the Company	66,220	69,883
Guangdong Jiaduonuo Shengshi Trading Co., Ltd.	Significantly influenced by the Company	69,407	45,365
Dongguan Dalingshan Runxin Drinking Water Store	Significantly influenced by the Company	16,374	14,082
Dongguan City Yijia Trading Co., Ltd.	Mr. Yongming Li, a shareholder of the Company, is the controlling shareholder of Dongguan City Yijia Trading Co., Ltd.	48,579	-
		$349,387	$266,521